Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Financial Assets
The breakdown of other financial assets of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Short-term credits	1,078	1,298
Short-term deposits and guarantees	82	98
Short-term derivative financial assets (Note 19)	1,210	1,441
Other current financial assets	125	286
Total	2,495	3,123